Exploration and Evaluation Assets - Schedule of Common Share Issuances (Details) - Rose East Lithium Agreement [Member] - shares	Mar. 04, 2024	Mar. 04, 2023
March 4, 2023 [Member]
Exploration and Evaluation Assets - Schedule of Common Share Issuances (Details) [Line Items]
Issuance of FE Battery common shares		1,500,000
March 4, 2024 [Member]
Exploration and Evaluation Assets - Schedule of Common Share Issuances (Details) [Line Items]
Issuance of FE Battery common shares	1,500,000